Goodwill and intangible assets - Amortisation periods (Details)	12 Months Ended
Dec. 31, 2021
Software | Internally generated | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	12 months
Software | Internally generated | Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	6 years
Software | Other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	12 months
Software | Other | Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	6 years
Customer lists | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	12 months
Customer lists | Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	25 years
Licences and other | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	12 months
Licences and other | Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	25 years
Certain core banking platforms | Internally generated | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	10 years
Certain core banking platforms | Internally generated | Top of range
Disclosure of detailed information about intangible assets [line items]
Amortisation period	15 years